DERIVATIVE LIABILITY (Tables)	9 Months Ended
Sep. 30, 2021
DERIVATIVE LIABILITY
Schedule of inputs and assumptions used in the valuation of the fair value of the debt component

September 30, 2021
(unaudited)
Term in years	0.08 – 0.54
Risk premium	56.89%
Option adjusted spread	6.54%
Risk free rate	0.05% – 0.07%

Schedule of fair value of the different components using to determine the fair value of the derivative liabilities

September 30, 2021
(unaudited)
Fair value of instrument	$35,010
Fair value of straight debt component	21,064
Fair value of embedded unit	13,946

Schedule of fair values of the derivative liability

The following table provides a roll-forward of the fair values of the Company’s derivative liability for the period ended September 30, 2021 (in thousands):

September 30, 2021
(unaudited)
Balance – December 31, 2020	$—
Add: Derivative liability on date of issuance of convertible note	8,163
Change in fair market value of derivative liability	5,783
Balance – September 30, 2021	13,946